Property and Equipment	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment	PROPERTY AND EQUIPMENT

As at	March 31, 2021				March 31, 2020
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$		$
Cost	2,333	3,190	5,611	11,134	1,435	2,800	1,844	6,079
Additions	553	1,195	1,682	3,430	1,313	886	3,724	5,923
Additions through business acquisitions	—	—	—	—	67	239	22	328
Disposals / retirements	(1,150)	(1,217)	(1,106)	(3,473)	(490)	(855)	—	(1,345)
Foreign currency translation adjustment	2	(279)	(38)	(315)	8	120	21	149
Subtotal	1,738	2,889	6,149	10,776	2,333	3,190	5,611	11,134
Accumulated depreciation	699	1,752	1,511	3,962	866	1,874	1,000	3,740
Depreciation expense	381	765	715	1,861	226	543	509	1,278
Disposals / retirements	(964)	(1,188)	(1,103)	(3,255)	(397)	(762)	—	(1,159)
Foreign currency translation adjustment	(5)	(229)	(7)	(241)	4	97	2	103
Subtotal	111	1,100	1,116	2,327	699	1,752	1,511	3,962
Net carrying amount	1,627	1,789	5,033	8,449	1,634	1,438	4,100	7,172